Financial risk management - Fair values - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Transfer between fair value hierarchy categories	$ 0
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	534	$ 3,018
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 548	$ 3,126